SEGMENT (Tables)	12 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
SCHEDULE OF REVENUES BY PRODUCT CATEGORIES

The summary of total revenues by product and service categories consisted of the following

	For the Years Ended June 30,
Product sales	2023	2022	2021
Traditional pet products	$8,302,299	$11,433,159	$14,331,492
Intelligent pet products	7,404,407	13,492,076	7,801,070
Climbing hooks and others	1,806,369	1,761,341	1,340,686
Total revenue from product sales	17,513,075	26,686,576	23,473,248

Services:
Dyeing services	-	342,561	817,145
Other services	71,379	66,060	29,728
Total revenue from services	71,379	408,621	846,873
Total revenue	$17,584,454	$27,095,197	$24,320,121

SCHEDULE OF REVENUES BY GEOGRAPHIC INFORMATION

Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the Years Ended June 30,
Geographic location	2023	2022	2021
Sales to international markets	$11,253,079	$14,542,323	$10,627,253
Sales to China domestic markets	6,331,375	12,552,874	13,692,868
Total revenue	$17,584,454	$27,095,197	$24,320,121